Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2021
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

Note 19 — Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2021 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Note 19 — Condensed financial information of the parent company (continued)

Farmmi, Inc.

Parent Company Balance Sheets

	As of	As of
	September 30,	September 30,
	2021	2020
Assets
Current assets
Cash	$522,915	$2,122
Other receivables	125,081	—
Total current assets	647,996	2,122

Non-current assets
Investment in subsidiaries	160,199,022	30,217,865
Total assets	$160,847,018	$30,219,987

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties	54,600	1,894,811
Other current liabilities	—	40,000
Total liabilities	$54,600	$1,934,811

Commitments and contingencies

Shareholders’ equity
Common stock, $0.001 par value, 600,000,000 shares authorized, 557,780,383 shares issued and outstanding at September 30, 2021; and 200,000,000 shares authorized, 20,517,703 shares issued and outstanding at September 30, 2020	557,781	20,518
Additional paid-in capital	147,088,227	20,335,228
Retained earnings	13,146,410	7,929,430
Total shareholders’ equity	160,792,418	28,285,176

Total liabilities and shareholders’ equity	$160,847,018	$30,219,987

Note 19 — Condensed Financial Information of the Parent Company (Continued)

Farmmi, Inc.

Parent Company Statements of Operations

	For the years ended September 30,
	2021	2020	2019
Operating expenses:
General and administrative expenses	$(2,031,506)	$(602,518)	$(619,325)

Other expenses
Interest expenses	—	(135,865)	(1,087,775)
Amortization of debt issuance costs	—	(1,093,440)	(2,113,492)
Other expenses	(5,672)	(646)	(907)

Loss from operations	(2,037,178)	(1,832,469)	(3,821,499)
Equity in income of subsidiaries and VIE	4,395,592	2,656,075	3,514,062

Net income (loss) attributable to Farmmi, Inc.	$2,358,414	$823,606	$(307,437)

Note 19 — Condensed financial information of the parent company (continued)

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the years ended September 30,
	2021	2020	2019
Cash flows from operating activities
Net income	$2,358,414	$823,606	$(307,437)
Adjustments to reconcile net income to net cash used in operating activities
Equity in earnings of subsidiary	(4,395,592)	(2,656,075)	(3,514,062)
Accrued interest expense for convertible notes	—	135,867	1,087,774
Amortization of deferred financing costs	—	1,093,440	2,113,492
Share-based compensation	1,260,674	—	—
Other current assets	(125,081)	—	—
Other current liabilities	(40,000)	40,000	(47,224)
Net cash used in operating activities	(941,585)	(563,162)	(667,457)

Cash flows from investing activities
Investing in subsidiaries	(122,726,999)	688,060	(5,999,297)
Net cash (used in) provided by investing activities	(122,726,999)	688,060	(5,999,297)

Cash flows from financing activities
Net proceeds from stock issuance	126,029,588	—	—
Payments of deferred financing costs	—	—	(716,318)
Gross proceeds from issuance of convertible note	—	—	7,500,000
Proceeds from advances from related parties	298,297	—	—
Repayment of advances from related parties	(2,138,508)	(758,071)	(87,800)
Net cash provided by (used in) financing activities	124,189,377	(758,071)	6,695,882

Net increase (decrease) in cash and restricted cash	520,793	(633,173)	29,128

Cash and restricted cash, beginning of year	2,122	635,295	606,167

Cash and restricted cash, end of year	$522,915	$2,122	$635,295